UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments

Global High Income Fund Inc.

Industry diversification (unaudited)
As a percentage of net assets
As of January 31, 2014
Bonds
Corporate bonds
Building products	0.09%
Capital markets	0.17
Commercial banks	6.61
Construction materials	0.16
Diversified financial services	2.74
Electric utilities	1.33
Electrical equipment	1.20
Food & staples retailing	0.09
Metals & mining	0.62
Oil, gas & consumable fuels	5.29
Paper & forest products	0.15
Road & rail	1.33
Specialty retail	0.26
Total corporate bonds	20.04
Non-US government obligations	62.10
Convertible bond	1.52
Structured notes	5.41
Total bonds	89.07
Short-term investment	9.31
Options purchased	0.01
Total investments	98.39
Cash and other assets, less liabilities	1.61
Net assets	100.00%

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)

	Face amount		Value
Bonds–89.07%
Corporate bonds–20.04%
Brazil–2.91%
Banco do Brasil SA,
5.875%, due 01/26/22[1]		$1,900,000	$1,797,875
Caixa Economica Federal,
2.375%, due 11/06/17[1]		200,000	186,100
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]		500,000	476,250
5.750%, due 10/27/21[2]		2,200,000	2,095,500
Petrobras Global Finance BV,
2.379%, due 01/15/19[3]		870,000	843,900
State of Minas Gerais,
5.333%, due 02/15/28[1]		1,600,000	1,456,000
			6,855,625
China–0.25%
China Liansu Group Holdings Ltd.,
7.875%, due 05/13/16[2]		200,000	206,500
China Shanshui Cement Group Ltd.,
10.500%, due 04/27/17[2]		360,000	381,600
			588,100
Costa Rica–0.20%
Banco Nacional de Costa Rica,
6.250%, due 11/01/23[1]		500,000	471,250
Croatia–0.09%
Agrokor DD,
8.875%, due 02/01/20[1]		200,000	215,020
Czech Republic–0.22%
EP Energy AS,
5.875%, due 11/01/19[1]	EUR	350,000	512,952
Indonesia–1.10%
Majapahit Holding BV,
7.250%, due 06/28/17[1]		$100,000	109,625
Pertamina Persero PT,
4.300%, due 05/20/23[1]		200,000	170,000
5.625%, due 05/20/43[1]		1,000,000	772,500
6.000%, due 05/03/42[1]		1,700,000	1,367,990
6.500%, due 05/27/41[2]		200,000	172,000
			2,592,115
Kazakhstan–0.83%
Development Bank of
Kazakhstan JSC,
5.500%, due 12/20/15[1]		264,000	277,860
Kazakhstan Temir Zholy
Finance BV,
6.950%, due 07/10/42[1]		750,000	738,750
6.950%, due 07/10/42[2]		350,000	344,750
KazMunayGas National Co.,
5.750%, due 04/30/43[1]		700,000	592,375
			1,953,735
Malaysia–1.85%
Malayan Banking Bhd,
3.250%, due 09/20/22[2,3]		4,400,000	4,367,792

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)

	Face amount		Value
Corporate bonds–(Continued)
Mexico–1.26%
Comision Federal de
Electricidad,
5.750%, due 02/14/42[1]		$500,000	$460,000
Grupo Papelero Scribe SA,
8.875%, due 04/07/20[2]		350,000	346,500
Pemex Project Funding Master Trust,
6.625%, due 06/15/35		2,050,000	2,157,625
			2,964,125
Peru–0.17%
Fondo MIVIVIENDA SA,
3.500%, due 01/31/23[1]		450,000	396,000
Philippines–1.20%
Power Sector Assets &
Liabilities Management Corp.,
9.625%, due 05/15/28		2,000,000	2,820,000
Russia–1.97%
SB Capital SA,
5.717%, due 06/16/21[2]		330,000	341,550
VEB Finance Ltd.,
5.942%, due 11/21/23[1]		500,000	506,250
6.025%, due 07/05/22[1]		200,000	201,000
6.025%, due 07/05/22[2]		1,400,000	1,407,000
6.800%, due 11/22/25[1]		1,000,000	1,033,750
6.800%, due 11/22/25[2]		900,000	930,375
6.902%, due 07/09/20[1]		200,000	216,000
			4,635,925
Singapore–0.38%
Oversea-Chinese Banking Corp. Ltd.,
3.150%, due 03/11/23[2,3]		900,000	896,616
South Africa–1.13%
Edcon Pty Ltd.,
9.500%, due 03/01/18[1]		350,000	339,500
9.500%, due 03/01/18[2]		300,000	288,961
Transnet Ltd.,
Series 2,
10.000%, due 03/30/29	ZAR	12,000,000	918,594
Transnet SOC Ltd.,
9.500%, due 05/13/21[1]		12,660,000	1,124,104
			2,671,159
Sri Lanka–0.77%
National Savings Bank,
8.875%, due 09/18/18[1]		$900,000	963,000
8.875%, due 09/18/18[2]		800,000	856,000
			1,819,000
Turkey–1.58%
Export Credit Bank of Turkey,
5.375%, due 11/04/16[1]		700,000	708,750
5.875%, due 04/24/19[1]		400,000	398,500

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)

	Face amount		Value
Corporate bonds–(Concluded)
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[2]		$2,150,000	$1,849,000
4.875%, due 07/19/17[1]		800,000	774,000
			3,730,250
Ukraine–1.20%
Biz Finance PLC,
11.000%, due 02/03/14[4]	UAH	15,000,000	1,688,425
Nak Naftogaz Ukraine,
9.500%, due 09/30/14		$1,220,000	1,134,600
			2,823,025
United Arab Emirates–0.76%
IPIC GMTN Ltd.,
5.500%, due 03/01/22[2]		1,620,000	1,787,670
Venezuela–2.17%
Petroleos de Venezuela SA,
5.250%, due 04/12/17[2]		530,000	364,375
8.500%, due 11/02/17[1]		1,500,000	1,165,500
8.500%, due 11/02/17[2]		780,000	606,060
9.000%, due 11/17/21[2]		2,320,000	1,525,044
9.750%, due 05/17/35[2]		2,350,000	1,441,137
			5,102,116
Total corporate bonds
(cost $50,570,234)			47,202,475
Non-US government obligations–62.10%
Albania–1.08%
Republic of Albania,
7.500%, due 11/04/15	EUR	1,800,000	2,536,710
Argentina–1.25%
Republic of Argentina,
0.000%, due 12/15/35[5]		2,200,000	198,798
0.000%, due 12/15/35[5]		$14,290,000	1,000,300
0.000%, due 12/15/35[5]		15,601,737	1,076,520
Series 1,
8.750%, due 06/02/17		872,897	672,131
			2,947,749
Belarus–2.00%
Republic of Belarus,
8.750%, due 08/03/15[2]		4,550,000	4,550,000
8.950%, due 01/26/18[2]		150,000	151,500
			4,701,500
Brazil–8.95%
Federative Republic of Brazil,
5.625%, due 01/07/41		750,000	712,500
6.000%, due 08/15/50[6]	BRL	1,585,000	1,346,986
Letras do Tesouro Nacional,
6.414%, due 04/01/14[7]		8,650,000	3,526,826
Notas do Tesouro Nacional,
Series B,
6.000%, due 08/15/16[6]		4,100,000	3,979,308
6.000%, due 08/15/22[6]		900,000	833,904
6.000%, due 05/15/45[6]		9,250,000	7,915,253
Series F,
10.000%, due 01/01/17		1,280,000	493,342
10.000%, due 01/01/21		6,428,000	2,279,403
			21,087,522

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)

	Face amount		Value
Non-US government obligations–(Continued)
Chile–0.17%
Bonos del Banco Central de
Chile en Pesos,
6.000%, due 02/01/21	CLP	140,000,000	$269,334
6.000%, due 03/01/22		70,000,000	134,792
			404,126
China–0.23%
China Government Bond,
2.480%, due 12/01/20	CNY	3,500,000	536,112
Colombia–2.13%
Republic of Colombia,
2.625%, due 03/15/23		$350,000	305,725
4.375%, due 07/12/21		600,000	612,900
4.375%, due 03/21/23	COP	395,000,000	169,940
6.125%, due 01/18/41		$150,000	158,250
7.375%, due 09/18/37		575,000	697,188
7.750%, due 04/14/21	COP	1,530,000,000	824,595
8.125%, due 05/21/24		$250,000	318,125
9.850%, due 06/28/27	COP	3,200,000,000	1,923,430
			5,010,153
Croatia–0.22%
Republic of Croatia,
6.250%, due 04/27/17[1]		$500,000	528,125
Dominican Republic–0.09%
Republic of Dominica,
7.500%, due 05/06/21[1]		200,000	217,500
El Salvador–0.41%
Republic of El Salvador,
7.750%, due 01/24/23[2]		320,000	336,000
8.250%, due 04/10/32[2]		615,000	627,300
			963,300
Gabon–0.24%
Gabonese Republic,
6.375%, due 12/12/24[1]		550,000	562,375
Honduras–0.09%
Republic of Honduras,
8.750%, due 12/16/20[1]		200,000	205,000
Hungary–2.32%
Government of Hungary,
5.375%, due 02/21/23		550,000	544,220
5.750%, due 11/22/23		800,000	799,976
6.500%, due 06/24/19	HUF	90,000,000	426,450
6.750%, due 02/24/17		70,000,000	320,354
7.500%, due 11/12/20		150,000,000	713,985
7.625%, due 03/29/41		$900,000	954,000
Hungarian Development Bank,
5.875%, due 05/31/16	EUR	1,200,000	1,713,523
			5,472,508
Indonesia–4.50%
Indonesia Treasury Bonds,
9.500%, due 07/15/23	IDR	29,400,000,000	2,455,995
11.750%, due 08/15/23		4,600,000,000	437,151
12.000%, due 09/15/26		12,215,000,000	1,189,162

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)

	Face amount		Value
Non-US government obligations–(Continued)
Republic of Indonesia,
3.375%, due 04/15/23[2]		$900,000	$772,875
3.750%, due 04/25/22[2]		430,000	388,075
4.875%, due 05/05/21[1]		1,080,000	1,069,200
5.875%, due 03/13/20[2]		1,200,000	1,270,500
6.625%, due 02/17/37[2]		920,000	913,100
7.750%, due 01/17/38[2]		1,235,000	1,370,850
8.500%, due 10/12/35[2]		400,000	475,000
11.625%, due 03/04/19[2]		200,000	264,000
			10,605,908
Latvia–0.11%
Republic of Latvia,
5.250%, due 02/22/17[2]		250,000	272,093
Lithuania–0.48%
Republic of Lithuania,
6.125%, due 03/09/21[1]		250,000	282,060
6.125%, due 03/09/21[2]		450,000	507,708
6.625%, due 02/01/22[1]		300,000	347,538
			1,137,306
Malaysia–2.69%
Malaysia Government Bond,
3.197%, due 10/15/15	MYR	4,100,000	1,225,406
3.580%, due 09/28/18		2,600,000	768,968
4.262%, due 09/15/16		5,100,000	1,559,260
4.012%, due 09/15/17		9,200,000	2,782,130
			6,335,764
Mexico–3.40%
Mexican Bonos,
Series M,
7.750%, due 11/13/42	MXN	4,800,000	359,269
10.000%, due 11/20/36		2,000,000	186,513
Mexican Udibonos,
2.500%, due 12/10/20[6]		16,355,734	1,233,698
4.000%, due 11/15/40[6]		34,244,819	2,560,426
United Mexican States,
4.750%, due 03/08/44		$1,100,000	976,250
5.550%, due 01/21/45		800,000	798,000
6.050%, due 01/11/40		1,600,000	1,712,000
Series A,
6.750%, due 09/27/34		150,000	175,500
			8,001,656
Mongolia–1.43%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[2]		1,500,000	1,404,375
Mongolia Government
International Bond,
4.125%, due 01/05/18[1]		300,000	269,250
5.125%, due 12/05/22[1]		2,100,000	1,690,500
			3,364,125
Montenegro–0.93%
Republic of Montenegro,
7.875%, due 09/14/15	EUR	1,550,000	2,192,626
Nigeria–1.59%
Nigeria Treasury Bills,
10.064%, due 04/10/14[7]	NGN	225,000,000	1,354,371
10.744%, due 03/06/14[7]		100,000,000	608,804
Republic of Nigeria,
15.100%, due 04/27/17		280,000,000	1,779,255
			3,742,430

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)

	Face amount		Value
Non-US government obligations–(Continued)
Pakistan–0.04%
Islamic Republic of Pakistan,
7.875%, due 03/31/36[2]		$100,000	$83,750
Peru–2.34%
Republic of Peru,
5.625%, due 11/18/50		1,150,000	1,155,750
6.900%, due 08/12/37[2]	PEN	1,750,000	571,388
6.950%, due 08/12/31[1]		1,750,000	586,556
7.840%, due 08/12/20[2]		6,700,000	2,632,428
Series 7,
8.200%, due 08/12/26		1,442,000	578,915
			5,525,037
Philippines–1.20%
Republic of the Philippines,
4.950%, due 01/15/21	PHP	78,000,000	1,783,890
9.125%, due 09/04/16		23,000,000	586,984
9.500%, due 02/02/30		$300,000	449,250
			2,820,124
Poland–3.98%
Republic of Poland,
4.750%, due 04/25/17	PLN	16,500,000	5,397,049
5.000%, due 04/25/16		5,300,000	1,741,417
5.000%, due 03/23/22		$200,000	214,074
5.500%, due 10/25/19	PLN	6,000,000	2,014,911
			9,367,451
Romania–0.62%
Romanian Government
International Bond,
4.375%, due 08/22/23[1]		$200,000	190,500
5.750%, due 01/27/16	RON	3,150,000	984,263
6.125%, due 01/22/44[1]		$300,000	292,500
			1,467,263
Russia–4.29%
Russian Federation,
5.625%, due 04/04/42[1]		1,000,000	970,000
5.625%, due 04/04/42[2]		200,000	194,000
7.000%, due 01/25/23	RUB	25,100,000	656,176
7.050%, due 01/19/28		55,000,000	1,387,307
7.500%, due 03/31/30[1,8]		$572,000	659,230
7.500%, due 03/31/30[2,8]		32,890	37,906
7.600%, due 04/14/21	RUB	155,000,000	4,253,884
8.150%, due 02/03/27		69,500,000	1,955,347
			10,113,850
South Africa–2.35%
Republic of South Africa,
5.500%, due 03/09/20		$100,000	105,375
5.875%, due 09/16/25		1,500,000	1,539,375
7.000%, due 02/28/31	ZAR	14,000,000	1,009,627
7.750%, due 02/28/23		20,950,000	1,763,331
10.500%, due 12/21/26		11,050,000	1,111,532
			5,529,240
Sri Lanka–0.92%
Republic of Sri Lanka,
6.250%, due 10/04/20[1]		$550,000	551,375
6.250%, due 10/04/20[2]		1,000,000	1,002,500
7.400%, due 01/22/15[2]		600,000	621,780
			2,175,655
Thailand–2.88%
Thailand Government Bond,
1.200%, due 07/14/21[2,6]	THB	158,138,110	4,416,858

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)

	Face amount		Value
Non-US government obligations–(Concluded)
3.775%, due 06/25/32	THB	10,000,000	$275,671
3.875%, due 06/13/19		62,100,000	1,926,539
5.125%, due 03/13/18		3,400,000	110,092
3.875%, due 03/07/18		2,100,000	64,842
			6,794,002
Turkey–5.53%
Republic of Turkey,
5.125%, due 03/25/22		$1,450,000	1,384,750
5.625%, due 03/30/21		1,000,000	1,003,750
6.000%, due 01/14/41		250,000	223,125
6.250%, due 09/26/22		1,300,000	1,334,125
6.750%, due 05/30/40		750,000	738,750
6.875%, due 03/17/36		250,000	251,875
7.100%, due 03/08/23	TRY	3,250,000	1,190,940
7.250%, due 03/05/38		$250,000	263,750
7.500%, due 11/07/19		200,000	223,500
8.000%, due 02/14/34		350,000	397,250
8.500%, due 09/14/22	TRY	1,500,000	601,235
10.500%, due 01/15/20		12,100,000	5,416,543
			13,029,593
Ukraine–0.88%
Financing of Infrastructural
Projects State Enterprise,
8.375%, due 11/03/17[1]		$1,150,000	994,750
Government of Ukraine,
7.500%, due 04/17/23[1]		400,000	340,000
7.800%, due 11/28/22[2]		250,000	212,500
9.250%, due 07/24/17[1]		550,000	515,625
			2,062,875
Uruguay–0.08%
Oriental Republic of Uruguay,
4.500%, due 08/14/24		116,000	114,260
6.875%, due 09/28/25		60,000	68,250
			182,510
Venezuela–2.43%
Republic of Venezuela,
6.000%, due 12/09/20[2]		500,000	292,500
7.000%, due 03/31/38[2]		650,000	357,500
7.650%, due 04/21/25		2,850,000	1,660,125
7.750%, due 10/13/19[2]		150,000	100,875
8.250%, due 10/13/24[2]		2,000,000	1,205,000
9.250%, due 09/15/27		500,000	327,500
9.250%, due 05/07/28[2]		280,000	175,700
9.375%, due 01/13/34		2,550,000	1,600,125
			5,719,325
Vietnam–0.11%
Socialist Republic of Vietnam,
6.875%, due 01/15/16[2]		250,000	265,937
Zambia–0.14%
Republic of Zambia,
5.375%, due 09/20/22[1]		400,000	336,000
Total Non-US government obligations
(cost $162,455,729)			146,297,200

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)

	Face amount		Value
Convertible bond–1.52%
China–1.52%
China Petroleum & Chemical Corp.
41.407%, due 04/24/14[7]
(cost $3,264,360)	HKD	23,000,000	$3,569,772
Structured notes–5.41%
Bangladesh–0.83%
Standard Chartered Bank,
11.700%, due 06/05/18[1]
(linked to People's Republic
of Bangladesh Bonds,
11.700%, due 06/05/18)		$1,985,909	1,958,364
Ghana–0.34%
Citigroup Funding Inc.,
23.000%, due 08/23/17[1]
(linked to Ghana
Government Bonds,
23.000%, due 08/21/17)		1,750,000	794,146
India–3.74%
Standard Chartered Bank,
8.130%, due 09/23/22[1]
(linked to Indian
Government Bonds,
8.130%, due 09/23/22)		3,235,610	2,582,657
8.130%, due 09/23/22[1]
(linked to Indian
Government Bonds,
8.130%, due 09/23/22)		5,918,535	4,785,514
8.130%, due 09/23/22[1]
(linked to Indian
Government Bonds,
8.130%, due 09/23/22)		1,792,460	1,443,251
			8,811,422
Vietnam–0.50%
Citigroup Funding Inc.,
9.400%, due 07/03/15[1]
(linked to Socialist Republic
of Vietnam Bonds,
9.400%, due 07/03/15)	VND	24,000,000,000	1,181,607
Total structured notes
(cost $15,031,864)			12,745,539
Total bonds
(cost $ 231,322,187)			209,814,986

	Shares
Short-term investment–9.31%
Investment company–9.31%
UBS Cash Management Prime
Relationship Fund[9]
(cost $21,939,797)		21,939,797	21,939,797

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)

	Face amount covered by contracts		Value
Options purchased–0.01%
Put Options–0.01%
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.8000,
expires June 2014, counterparty: BB	EUR	5,240,000	$1,811
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.9000,
expires April 2014, counterparty: GSI		$9,860,000	1
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 2.3750,
expires April 2014, counterparty: CSI		3,050,000	28,315
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 2.0300,
expires June 2014, counterparty: MLI		4,090,000	224
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 2.0300,
expires June 2014, counterparty: GSI		2,720,000	160
Foreign Exchange Option, Buy
USD/CLP,
strike @ CLP 547.000,
expires February 2014, counterparty: CSI		2,180,000	4,152
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 1.9200,
expires June 2014, counterparty: BB		7,480,000	1,435
Total options purchased
(cost $447,925)			36,098
Total investments–98.39%
(cost $253,709,909)[10]			231,790,881
Cash and other assets, less
liabilities–1.61%			3,784,070
Net assets–100.00%			$235,574,951

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,996,632
Gross unrealized depreciation	(26,915,660)
Net unrealized depreciation of investments	$(21,919,028)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)
Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	BRL	3,173,000	USD	1,294,098	03/18/14	$(6,440)
BB	EUR	6,925,000	USD	9,451,124	04/10/14	111,129
BB	USD	4,861,962	BRL	11,126,000	06/10/14	(397,573)
BB	USD	5,974,711	HUF	1,314,197,499	03/18/14	(314,275)
BB	USD	93,411	KRW	98,674,200	03/18/14	(1,456)
BB	USD	8,091,158	MXN	104,825,000	03/18/14	(279,275)
BB	USD	487,884	ZAR	5,254,000	02/10/14	(15,460)
CSI	BRL	3,168,000	USD	1,308,280	02/10/14	(2,262)
CSI	BRL	22,740,994	USD	9,574,752	03/18/14	253,755
CSI	INR	280,940,000	USD	4,480,880	03/18/14	39,121
CSI	MXN	17,524,000	USD	1,308,035	02/10/14	(1,631)
CSI	MXN	17,418,000	USD	1,308,709	02/10/14	6,965
CSI	PEN	1,492,000	USD	525,982	02/10/14	(1,845)
CSI	PEN	5,150,000	USD	1,817,861	03/18/14	9,822
CSI	PLN	6,550,000	USD	2,148,739	03/18/14	76,293
CSI	USD	1,308,010	BRL	3,168,000	02/10/14	2,532
CSI	USD	1,207,921	BRL	2,867,000	03/18/14	(32,805)
CSI	USD	1,307,049	MXN	17,524,000	02/10/14	2,617
CSI	USD	2,407,261	MXN	31,738,000	02/10/14	(35,304)
CSI	USD	8,283,223	MYR	26,780,487	03/18/14	(300,026)
CSI	USD	4,721,514	PLN	14,445,000	03/18/14	(151,059)
CSI	USD	6,870,609	RUB	228,567,999	03/18/14	(423,162)
CSI	USD	1,308,034	ZAR	14,780,000	02/10/14	20,941
CSI	ZAR	20,034,000	USD	1,775,273	02/10/14	(26,126)
DB	IDR	11,670,600,000	USD	948,829	03/18/14	(329)
DB	MXN	14,320,000	USD	1,068,593	02/10/14	(1,620)
DB	TRY	2,680,000	USD	1,266,541	03/18/14	94,572
DB	UAH	9,913,000	USD	1,071,668	02/03/14	(78,666)
DB	USD	2,268,456	CLP	1,216,573,000	03/18/14	(88,974)
DB	USD	1,303,026	COP	2,536,340,000	03/18/14	(48,326)
DB	USD	529,830	PEN	1,492,000	02/10/14	(2,003)
DB	USD	3,209,981	THB	104,388,590	03/18/14	(54,682)
DB	USD	4,890,611	TRY	10,099,324	03/18/14	(474,158)
GSI	BRL	11,126,000	USD	4,613,726	06/10/14	149,337
GSI	PHP	13,181,000	USD	298,821	03/18/14	8,167
GSI	TWD	1,122,128	USD	38,200	03/18/14	1,110
GSI	UAH	2,238,000	USD	226,289	02/03/14	(33,415)
GSI	USD	2,100,524	CNY	12,830,000	03/18/14	15,121
GSI	USD	5,319,654	IDR	64,924,186,958	03/18/14	(39,435)
GSI	USD	185,300	RON	600,000	03/18/14	(6,262)
GSI	USD	7,871,103	ZAR	82,560,000	03/18/14	(486,785)
GSI	ZAR	8,040,000	USD	707,965	03/18/14	(11,148)
JPMCB	MYR	7,400,000	USD	2,246,509	03/18/14	40,587
Net unrealized depreciation on forward foreign currency contracts						$(2,482,433)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
10 Year US Treasury Notes, 170 contracts (USD)	March 2014	$21,320,118	$21,377,500	$57,382
US Treasury futures sell contracts:
US Long Bond, 15 contracts (USD)	March 2014	(1,958,999)	(2,003,906)	(44,907)
US Ultra Bond, 15 contracts (USD)	March 2014	(2,086,625)	(2,157,188)	(70,563)
5 Year US Treasury Notes, 60 contracts (USD)	March 2014	(7,232,002)	(7,237,500)	(5,498)
Net unrealized depreciation on futures contracts				$(63,586)

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)

Options written

	Expiration date	Premiums received	Value
Put options
Foreign Exchange Option, Sell EUR/BRL, EUR 5,230,000
face amount covered by contracts, strike @ BRL 2.6000, counterparty: BB	June 2014	$44,540	$(81)
Foreign Exchange Option, Sell USD/BRL, USD 9,860,000
face amount covered by contracts, strike @ BRL 1.8000, counterparty: GSI	April 2014	26,166	0
Foreign Exchange Option, Sell USD/BRL, USD 3,050,000
face amount covered by contracts, strike @ BRL 2.3000, counterparty: CSI	April 2014	11,285	(10,755)
Foreign Exchange Option, Sell USD/BRL, USD 8,180,000
face amount covered by contracts, strike @ BRL 1.9600, counterparty: MLI	June 2014	36,851	(84)
Foreign Exchange Option, Sell USD/BRL, USD 5,440,000
face amount covered by contracts, strike @ BRL 1.9600, counterparty: GSI	June 2014	26,937	(62)
Foreign Exchange Option, Sell USD/TRY, USD 3,740,000
face amount covered by contracts, strike @ TRY 1.9800, counterparty: BB	June 2014	118,184	(2,119)
Total options written		$263,963	$(13,101)

Foreign exchange written option activity for the period ended January 31, 2014 was as follows:

Premiums received
Foreign exchange options outstanding at October 31, 2013	$278,660
Foreign exchange options written	11,285
Foreign exchange options terminated in closing purchase transactions	(25,982)
Foreign exchange options expired prior to exercise	-
Foreign exchange options outstanding at January 31, 2014	$263,963

Currency swap agreements[4]

Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[11]	Receive rate[11]	Upfront payments	Value	Unrealized appreciation
BB	INR	308,000,000	USD	5,966,670	12/05/16	4.500%	6 month USD LIBOR	$-	$1,417,515	$1,417,515
BB	PHP	85,653,500	USD	2,085,803	12/18/15	1.300	6 month USD LIBOR	-	205,819	205,819
								$-	$1,623,334	$1,623,334

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
BB	KRW	3,250,000,000	08/19/16	3.530%	3 month CD KSDA	$-	$(57,056)	$(57,056)
CITI	KRW	2,900,000,000	08/26/16	3.410	3 month CD KSDA	-	(42,037)	(42,037)
CITI	MYR	1,950,000	08/24/15	3 month KLIBOR	3.505%	-	146	146
DB	MYR	7,650,000	08/24/15	3 month KLIBOR	3.500	-	379	379
DB	TWD	85,000,000	08/22/16	1.325	3 month TWCPBA	-	(24,075)	(24,075)
DB	ZAR	12,700,000	05/31/23	3 month JIBAR	7.480	-	(95,024)	(95,024)
GSI	TWD	85,500,000	08/26/16	1.280	3 month TWCPBA	-	(20,447)	(20,447)
GSI	KRW	3,591,000,000	01/21/19	3.380	3 month CD KSDA	-	(6,750)	(6,750)
MLI	MXN	7,200,000	11/16/28	28 day MXIBTIIE	8.830	-	61,577	61,577
MLI	MXN	7,000,000	11/21/28	28 day MXIBTIIE	8.610	-	50,763	50,763
MLI	ZAR	35,000,000	06/04/18	3 month JIBAR	6.400	-	(198,613)	(198,613)
						$-	$(331,137)	$(331,137)

Credit default swap on credit indices—buy protection[12]

Counterparty	Referenced index[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments received	Value	Unrealized depreciation
MLI	CDX.EM Series 20 Index	USD	12,000,000	12/20/18	5.000%	$852,000	$(901,450)	$(49,450)

Credit default swaps on sovereign issues—sell protection[14]

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)	Credit spread[15]
BB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD	180,000	06/20/22	1.000%	$14,775	$(18,391)	$(3,616)	2.461%
BB	Federation of Russia bond, 2.250%, due 03/31/30	USD	2,900,000	12/20/22	1.000	277,973	(301,330)	(23,357)	2.423
CSI	United Mexican States bond, 7.500%, due 04/08/33	USD	1,000,000	02/20/14	4.170	-	21,274	21,274	0.276
DB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD	800,000	06/20/22	1.000	64,908	(81,736)	(16,828)	2.461
						$357,656	$(380,183)	$(22,527)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$–	$47,202,475	$–	$47,202,475
Non-US government obligations	–	146,297,200	–	146,297,200
Convertible bond	–	3,569,772	–	3,569,772
Structured notes	–	12,745,539	–	12,745,539
Short-term investment	–	21,939,797	–	21,939,797
Options purchased	–	36,098	–	36,098
Forward foreign currency contracts, net	–	(2,482,433)	–	(2,482,433)
Futures contracts, net	(63,586)	–	–	(63,586)
Options written	–	(13,101)	–	(13,101)
Swap agreements, net	–	10,564	–	10,564
Total	$(63,586)	$229,305,911	$–	$229,242,325

At January 31, 2014, there were no transfers between Level 1 and Level 2.

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)

Portfolio footnotes

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $40,784,524 or 17.31% of net assets.
[2]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At January 31, 2014, the value of these securities amounted to $45,682,428 or 19.39% of net assets.
[3]	Variable or floating rate security — The interest rate shown is the current rate as of January 31, 2014 and changes periodically.
[4]	Security is illiquid. At January 31, 2014, the value of this security and other illiquid derivative instruments amounted to $3,311,759 or 1.41% of net assets.
[5]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[6]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities' principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer's country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[7]	Rate shown reflects annualized yield at January 31, 2014 on zero coupon bond.
[8]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2014. Maturity date disclosed is the ultimate maturity date.
[9]	The table below details the Fund's investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 10/31/13	Purchases during the three months ended 01/31/14	Sales during the three months ended 01/31/14	Value 01/31/14	Net income earned from affiliate for the three months ended 01/31/14
UBS Cash Management Prime Relationship Fund	$ 10,870,206	$ 26,613,713	$ 15,544,122	$ 21,939,797	$4,268

[10]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation investments system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also maybe valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these investments as of 4:00 p.m. Eastern Time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value.
[11]	Payments made or received are based on the notional amount.

Global High Income Fund Inc.

Portfolio of investments — January 31, 2014 (unaudited)

[12]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
[13]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[14]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[15]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

Portfolio acronyms
CD KSDA	Korean Securities Dealer Association 91-day Certificate of Deposit Rate
GDP	Gross Domestic Product
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KLIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
TWCPBA	Taiwan Secondary Markets Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International

Currency abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
VND	Vietnamese Dong
ZAR	South African Rand

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of security valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards

Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated October 31, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2014